Significant Accounting Policies (Details 1) - USD ($)	9 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Numerator:
Allocation of net loss	$ 231,291	$ 736,161
Class A Ordinary Shares Subject To Possible Redemption [Member]
Numerator:
Allocation of net loss		$ (584,255)	$ (132,127)
Denominator:
Weighted-average shares outstanding		11,500,000	3,450,000
Basic and diluted net loss per share		$ (0.05)	$ (0.04)
Non Redeemable Cass A And Class B Ordinary Shares [Member]
Numerator:
Allocation of net loss		$ (151,906)	$ (99,164)
Denominator:
Weighted-average shares outstanding		2,990,000	2,589,308
Basic and diluted net loss per share		$ (0.05)	$ (0.04)